Discontinued operations (Schedule of Discontinued Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Results of the discontinued operation
Revenues, net of rebates and discounts	$ 656,000	$ 11,428,000	$ 15,981,000
Operating Expenses	159,266,000	136,908,000	101,780,000
Income tax expenses	(230,000)	(1,131,000)	(1,168,000)
Assets
Total assets held for sale		26,000
Current liabilities
Total liabilities held for sale	3,309,000	822,000
Contract liabilities, current portion	30,295,000	28,046,000
Xunlei Kankan [Member]
Results of the discontinued operation
Revenues, net of rebates and discounts	0	0	0
Business taxes and surcharges	0	0	0
Net revenues	0	0	0
Cost of revenues	0	0	0
Gross profit	0	0	0
Research and development expenses	0	0	5,000
Sales and marketing expenses	0	0	(27,000)
General and administrative expenses	0	0	(221,000)
Total operating expenses	0	0	(243,000)
Net gain from exchanges of content copyrights	0	0	0
Operating loss	0	0	(243,000)
Gain on disposal	0	0	0
Income tax expenses	0	0	36,000
Income (Loss) from discontinued operations	0	0	(207,000)
Cash flows generated from/ (used in) discontinued operations
Net cash used in operating activities	0	0	(215,000)
Net cash generated from investing activities	0	0	0
Net cash used in financing activities	0	0	0
Net cash flow for the year	0	0	(215,000)
Web Game Business [Member]
Results of the discontinued operation
Revenues, net of rebates and discounts	656,000	11,428,000	15,981,000
Business taxes and surcharges	(1,000)	(27,000)	(25,000)
Net revenues	655,000	11,401,000	15,956,000
Cost of revenues	(16,000)	(522,000)	(391,000)
Gross profit	639,000	10,879,000	15,565,000
Research and development expenses	(419,000)	(2,217,000)	(3,192,000)
Sales and marketing expenses	(63,000)	(1,025,000)	(4,180,000)
General and administrative expenses	(18,000)	(99,000)	(159,000)
Total operating expenses	(500,000)	(3,341,000)	(7,531,000)
Operating loss	139,000	7,538,000	8,034,000
Gain on disposal	1,394,000	0	1,394,000
Income tax expenses	(230,000)	(1,131,000)	(1,204,000)
Income (Loss) from discontinued operations	1,303,000	6,407,000	6,830,000
Assets
Property and equipment, net	0	26,000
Total assets held for sale	0	26,000
Current liabilities
Total liabilities held for sale	0	822,000
Contract liabilities, current portion	0	822,000
Cash flows generated from/ (used in) discontinued operations
Net cash used in operating activities	1,065,000	5,585,000	5,492,000
Net cash generated from investing activities	0	(13,000)	(12,000)
Net cash used in financing activities	0	0	0
Net cash flow for the year	$ 1,065,000	$ 5,572,000	$ 5,480,000